Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000238923 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238923 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238923 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000238923 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238923 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238923 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238923 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000238923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000263159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000263159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000263159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000263159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000263159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000263159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000263159 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263159 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263159 [Member] | Domestic Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000263159 [Member] | International Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000263159 [Member] | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%